(Columbia Mid Cap Index Fund Class R5) | (Columbia Mid Cap Index Fund)
COLUMBIA FUNDS SERIES TRUST

Columbia Mid Cap Index Fund
(the "Fund")

Supplement dated November 16, 2012 to
the Fund's prospectus dated November 8, 2012

The Fund's prospectus offering Class R5 shares is revised and supplemented as follows:

The section of the Fund's prospectus entitled "Fees and Expenses of the Fund" is modified by deleting the table entitled "Annual Fund Operating Expenses" and the expense example table in the subsection entitled "Example" and replacing them with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Columbia Mid Cap Index Fund)		Class R5 Shares (Columbia Mid Cap Index Fund Class R5)
Management fees		0.20%
Distribution and/or service (Rule 12b-1) fees		none
Other expenses	[1]	0.07%
Acquired fund fees and expenses		0.01%
Total annual Fund operating expenses		0.28%
Fee waivers and/or reimbursements	[2]	(0.07%)
Total annual Fund operating expenses after fee waivers and/or reimbursements		0.21%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Columbia Management Investment Advisers, LLC (the Investment Manager) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until November 15, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.20% for Class R5.

Example
Expense Example (Columbia Mid Cap Index Fund) (USD $)		1 Year	3 Years	5 Years	10 Years
Class R5 Shares (Columbia Mid Cap Index Fund Class R5)	[1]	22	83	150	349
[1]	The waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on November 15, 2013 and are only reflected in the 1 year example and the first year of the 3, 5 and 10 year examples.